Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard CMT Funds
Entity Central Index Key	0001273878
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000007079
Shareholder Report [Line Items]
Fund Name	Municipal Low Duration Fund
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.

  The broad U.S. investment-grade bond market returned 3.19%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.

  The Fund’s advisor uses a top-down investment management approach to select a variety of high-quality, short-term municipal securities. The Fund underperformed its benchmark for the fiscal year because of its significantly shorter duration.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Short Municipal Debt Funds Average	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2015	$10,001	$10,024	$10,153
2016	$10,001	$10,076	$10,362
2016	$10,008	$10,075	$10,500
2016	$10,020	$10,121	$10,688
2016	$10,035	$10,006	$10,130
2017	$10,052	$10,084	$10,389
2017	$10,072	$10,140	$10,653
2017	$10,092	$10,188	$10,782
2017	$10,114	$10,133	$10,696
2018	$10,143	$10,153	$10,649
2018	$10,180	$10,178	$10,772
2018	$10,213	$10,225	$10,835
2018	$10,253	$10,235	$10,817
2019	$10,293	$10,337	$11,088
2019	$10,336	$10,432	$11,462
2019	$10,374	$10,530	$11,780
2019	$10,408	$10,541	$11,735
2020	$10,437	$10,639	$12,137
2020	$10,469	$10,596	$11,918
2020	$10,473	$10,692	$12,161
2020	$10,475	$10,725	$12,310
2021	$10,477	$10,735	$12,266
2021	$10,478	$10,774	$12,482
2021	$10,479	$10,788	$12,574
2021	$10,480	$10,763	$12,552
2022	$10,482	$10,631	$12,185
2022	$10,492	$10,513	$11,634
2022	$10,520	$10,494	$11,488
2022	$10,566	$10,513	$11,468
2023	$10,639	$10,554	$11,564
2023	$10,720	$10,622	$11,691
2023	$10,812	$10,695	$11,684
2023	$10,910	$10,825	$11,959
2024	$10,996	$10,943	$12,190
2024	$11,092	$10,959	$12,003
2024	$11,183	$11,173	$12,396
2024	$11,274	$11,244	$12,549
2025	$11,341	$11,331	$12,551
2025	$11,426	$11,362	$12,247
2025	$11,499	$11,528	$12,405

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	2.83%	1.89%	1.41%
Short Municipal Debt Funds Average	3.18%	1.52%	1.43%
Bloomberg Municipal Bond IndexFootnote Reference*	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,254,000,000
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 377,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,254
Number of Portfolio Holdings	238
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$377

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	102.3%
8 to 30 Days	1.5%
31 to 60 Days	0.4%
61 to 90 Days	0.7%
91 to 180 Days	0.9%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	(7.5%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007078
Shareholder Report [Line Items]
Fund Name	Market Liquidity Fund
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.005%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.005%
AssetsNet	$ 101,965,000,000
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 4,015,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$101,965
Number of Portfolio Holdings	220
Total Investment Advisory Fees (in thousands)	$4,015

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	59.8%
8 to 30 Days	19.7%
31 to 60 Days	11.8%
61 to 90 Days	3.1%
91 to 180 Days	5.7%
Other Assets and Liabilities—Net	(0.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature